iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .5%
Axon Enterprise, Inc.
(a) (b)
.................... 32,839 $ 17,737,658
General Electric Co. ....................... 228,024 68,053,763
Howmet Aerospace, Inc. .................... 88,099 18,024,174
L3Harris Technologies, Inc. .................. 146,676 40,877,135
Northrop Grumman Corp. ................... 50,785 29,061,716
RTX Corp. ............................. 319,653 55,910,506
229,664,952
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 116,851 18,564,119
Expeditors International of Washington, Inc. ....... 159,238 23,392,062
41,956,181
a
Automobiles  —  2 .2%
General Motors Co. ....................... 294,743 21,669,505
Tesla, Inc.
(a)
............................. 721,924 310,550,047
332,219,552
a
Banks  —  3 .1%
Bank of America Corp. ..................... 1,555,668 83,461,588
Citigroup, Inc. ........................... 431,442 44,697,391
JPMorgan Chase & Co. .................... 670,917 210,050,695
PNC Financial Services Group, Inc. (The) ........ 225,889 43,081,550
U.S. Bancorp ........................... 663,920 32,565,276
Wells Fargo & Co. ........................ 680,860 58,451,831
472,308,331
a
Beverages  —  0 .7%
Coca-Cola Co. (The) ...................... 1,048,257 76,648,552
Keurig Dr Pepper, Inc. ..................... 625,836 17,460,824
PepsiCo, Inc. ........................... 105,568 15,702,184
109,811,560
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 522,399 118,950,252
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 45,361 20,468,244
Amgen, Inc. ............................ 112,421 38,836,959
Biogen, Inc.
(a) (b)
.......................... 97,764 17,801,847
Gilead Sciences, Inc. ...................... 524,283 65,975,773
Regeneron Pharmaceuticals, Inc. .............. 24,118 18,816,622
Vertex Pharmaceuticals, Inc.
(a)
................ 88,653 38,440,827
319,290,524
a
Broadline Retail  —  4 .0%
Amazon.com, Inc.
(a)
....................... 2,399,391 559,585,969
eBay, Inc. .............................. 239,849 19,857,099
MercadoLibre, Inc.
(a)
....................... 16,896 35,004,795
614,447,863
a
Building Products  —  0 .6%
Johnson Controls International PLC ............ 233,536 27,162,572
Lennox International, Inc. ................... 29,072 14,503,149
Trane Technologies PLC .................... 129,430 54,552,156
96,217,877
a
Capital Markets  —  3 .8%
Bank of New York Mellon Corp. (The) ........... 410,188 45,982,075
BlackRock, Inc.
(c)
......................... 16,075 16,835,348
Cboe Global Markets, Inc. ................... 74,435 19,216,884
Charles Schwab Corp. (The) ................. 232,489 21,558,705
CME Group, Inc. , Class A ................... 72,056 20,280,882
Coinbase Global, Inc. , Class A
(a)
............... 48,671 13,278,422
Goldman Sachs Group, Inc. (The) ............. 117,707 97,230,690
Intercontinental Exchange, Inc. ............... 248,309 39,059,006
Moody's Corp. ........................... 87,460 42,923,619
Security Shares Value
a
Capital Markets (continued)
Morgan Stanley .......................... 432,765 $ 73,422,910
Nasdaq, Inc. ............................ 290,562 26,417,897
Raymond James Financial, Inc. ............... 89,813 14,059,327
Robinhood Markets, Inc. , Class A
(a)
............. 176,808 22,718,060
S&P Global, Inc. ......................... 139,268 69,471,056
State Street Corp. ........................ 325,998 38,800,282
T Rowe Price Group, Inc. ................... 134,836 13,804,510
575,059,673
a
Chemicals  —  0 .8%
Ecolab, Inc. ............................ 226,067 62,204,596
Linde PLC ............................. 85,564 35,108,620
PPG Industries, Inc. ....................... 153,500 15,356,140
Sherwin-Williams Co. (The) .................. 45,188 15,530,664
128,200,020
a
Commercial Services & Supplies  —  0 .3%
Veralto Corp. ............................ 418,400 42,350,448
a
Communications Equipment  —  1 .2%
Arista Networks, Inc.
(a)
..................... 323,747 42,307,258
Ciena Corp.
(a)
........................... 79,616 16,258,383
Cisco Systems, Inc. ....................... 1,046,981 80,554,718
F5, Inc.
(a)
.............................. 77,405 18,512,180
Motorola Solutions, Inc. .................... 66,819 24,701,648
182,334,187
a
Construction & Engineering  —  0 .3%
Comfort Systems USA, Inc. .................. 17,077 16,683,204
EMCOR Group, Inc. ....................... 23,212 14,277,005
Quanta Services, Inc. ...................... 36,936 17,170,808
48,131,017
a
Construction Materials  —  0 .5%
CRH PLC .............................. 503,115 60,353,675
Martin Marietta Materials, Inc. ................ 24,980 15,568,535
75,922,210
a
Consumer Finance  —  0 .8%
American Express Co. ..................... 177,061 64,675,072
Capital One Financial Corp. .................. 268,030 58,717,332
123,392,404
a
Consumer Staples Distribution & Retail  —  1 .1%
Costco Wholesale Corp. .................... 107,037 97,787,933
Dollar General Corp. ...................... 149,360 16,353,427
Dollar Tree, Inc.
(a)
......................... 149,243 16,537,617
Sysco Corp. ............................ 220,077 16,769,867
Target Corp. ............................ 163,186 14,787,915
162,236,759
a
Containers & Packaging  —  0 .2%
Ball Corp. .............................. 322,733 15,984,966
International Paper Co. ..................... 370,559 14,629,669
30,614,635
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 113,764 14,834,826
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 1,304,396 33,940,384
Verizon Communications, Inc. ................ 1,470,240 60,441,566
94,381,950
a
Electric Utilities  —  1 .1%
Constellation Energy Corp. .................. 69,304 25,251,605
Eversource Energy ....................... 478,336 32,134,613

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electric Utilities (continued)
Exelon Corp. ............................ 1,226,120 $ 57,774,774
NextEra Energy, Inc. ...................... 683,244 58,957,125
174,118,117
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 75,853 26,236,794
GE Vernova, Inc. ......................... 83,620 50,152,767
Rockwell Automation, Inc. ................... 38,879 15,390,641
91,780,202
a
Electronic Equipment, Instruments & Components  —  0 .3%
Keysight Technologies, Inc.
(a)
................. 119,300 23,615,435
TE Connectivity PLC ...................... 78,128 17,668,647
41,284,082
a
Energy Equipment & Services  —  0 .2%
Baker Hughes Co. , Class A .................. 672,945 33,781,839
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 87,387 17,654,796
Netflix, Inc.
(a)
............................ 940,976 101,230,198
Walt Disney Co. (The) ..................... 378,624 39,554,849
Warner Bros Discovery, Inc. , Series A
(a)
.......... 856,000 20,544,000
178,983,843
a
Financial Services  —  2 .9%
Berkshire Hathaway, Inc. , Class B
(a)
............ 211,549 108,695,991
Fiserv, Inc.
(a)
............................ 227,457 13,981,782
Mastercard, Inc. , Class A .................... 224,662 123,683,171
PayPal Holdings, Inc. ...................... 245,342 15,380,490
Visa, Inc. , Class A
(b)
....................... 516,655 172,790,098
434,531,532
a
Food Products  —  1 .2%
Archer-Daniels-Midland Co. .................. 301,084 18,287,842
Bunge Global SA ......................... 179,675 17,261,377
General Mills, Inc. ........................ 964,793 45,682,948
Hershey Co. (The) ........................ 88,608 16,665,393
Hormel Foods Corp. ....................... 633,386 14,700,889
Kellanova .............................. 263,520 22,040,813
Kraft Heinz Co. (The) ...................... 1,074,260 27,404,373
McCormick & Co., Inc. , NVS ................. 216,646 14,619,272
176,662,907
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 164,972 29,096,112
a
Ground Transportation  —  0 .9%
CSX Corp. ............................. 659,931 23,335,160
Uber Technologies, Inc.
(a) (b)
.................. 709,393 62,100,263
Union Pacific Corp. ....................... 203,602 47,201,052
132,636,475
a
Health Care Equipment & Supplies  —  1 .8%
Abbott Laboratories ....................... 277,252 35,737,783
Cooper Companies, Inc. (The)
(a)
............... 342,851 26,718,379
Edwards Lifesciences Corp.
(a)
................ 340,728 29,530,896
Hologic, Inc.
(a)
........................... 202,993 15,218,385
IDEXX Laboratories, Inc.
(a)
................... 65,266 49,137,466
Intuitive Surgical, Inc.
(a)
..................... 64,434 36,951,610
STERIS PLC ............................ 182,996 48,728,175
Stryker Corp. ........................... 83,185 30,876,608
272,899,302
a
Health Care Providers & Services  —  1 .9%
Cardinal Health, Inc. ....................... 199,375 42,319,337
Cencora, Inc. ........................... 123,593 45,597,165
Security Shares Value
a
Health Care Providers & Services (continued)
Cigna Group (The) ........................ 83,353 $ 23,112,120
CVS Health Corp. ........................ 193,262 15,530,534
Elevance Health, Inc. ...................... 95,731 32,381,968
Humana, Inc. ........................... 61,410 15,092,736
Labcorp Holdings, Inc. ..................... 53,156 14,287,270
McKesson Corp. ......................... 48,146 42,422,404
UnitedHealth Group, Inc. .................... 188,417 62,134,274
292,877,808
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 308,445 64,224,418
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 109,491 26,309,592
a
Hotels, Restaurants & Leisure  —  1 .3%
Booking Holdings, Inc. ..................... 9,602 47,190,853
Chipotle Mexican Grill, Inc.
(a)
................. 465,511 16,069,440
DoorDash, Inc. , Class A
(a)
................... 101,477 20,129,992
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 86,328 18,026,150
Las Vegas Sands Corp. .................... 249,025 16,973,544
McDonald's Corp. ........................ 155,933 48,623,028
Royal Caribbean Cruises Ltd. ................ 59,853 15,935,861
Starbucks Corp. .......................... 228,271 19,884,687
202,833,555
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 280,647 23,899,899
Clorox Co. (The) ......................... 216,139 23,330,044
Colgate-Palmolive Co. ..................... 354,001 28,458,140
Kimberly-Clark Corp. ...................... 383,886 41,889,640
Procter & Gamble Co. (The) ................. 629,632 93,286,277
210,864,000
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 315,163 54,223,794
Honeywell International, Inc. ................. 362,452 69,659,650
123,883,444
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 306,457 39,388,918
a
Insurance  —  2 .4%
Aflac, Inc. .............................. 161,194 17,781,310
Arch Capital Group Ltd.
(a)
................... 182,312 17,122,743
Hartford Insurance Group, Inc. (The) ............ 663,889 90,972,710
Marsh & McLennan Companies, Inc. ............ 119,768 21,971,440
MetLife, Inc. ............................ 279,991 21,436,111
Principal Financial Group, Inc. ................ 177,748 15,076,585
Progressive Corp. (The) .................... 341,091 78,038,210
Prudential Financial, Inc. .................... 427,030 46,225,997
Travelers Companies, Inc. (The) ............... 134,774 39,469,914
Willis Towers Watson PLC ................... 63,133 20,265,693
368,360,713
a
Interactive Media & Services  —  6 .9%
Alphabet, Inc. , Class A ..................... 300,863 96,330,315
Alphabet, Inc. , Class C , NVS ................. 1,910,545 611,603,666
Meta Platforms, Inc. , Class A ................. 519,712 336,747,390
1,044,681,371
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 172,491 43,122,750
Cloudflare, Inc. , Class A
(a)
................... 87,268 17,471,926
Gartner, Inc.
(a)
........................... 65,865 15,329,420
International Business Machines Corp. .......... 275,220 84,927,388

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
IT Services (continued)
MongoDB, Inc. , Class A
(a)
................... 41,854 $ 13,911,014
Okta, Inc. , Class A
(a) (b)
...................... 173,914 13,970,512
Snowflake, Inc.
(a)
......................... 85,520 21,486,045
Twilio, Inc. , Class A
(a)
...................... 121,557 15,764,727
VeriSign, Inc. ........................... 60,266 15,186,429
241,170,211
a
Life Sciences Tools & Services  —  1 .2%
Agilent Technologies, Inc. ................... 128,739 19,761,436
Danaher Corp. .......................... 192,419 43,636,781
IQVIA Holdings, Inc.
(a)
...................... 128,960 29,662,090
Mettler-Toledo International, Inc.
(a)
............. 19,554 28,875,783
Thermo Fisher Scientific, Inc. ................. 30,319 17,913,375
Waters Corp.
(a)
.......................... 53,971 21,772,981
West Pharmaceutical Services, Inc. ............ 54,646 15,150,603
176,773,049
a
Machinery  —  1 .9%
Caterpillar, Inc. .......................... 139,704 80,435,975
CNH Industrial N.V. ....................... 1,561,692 14,726,756
Cummins, Inc. ........................... 116,015 57,773,150
Deere & Co. ............................ 98,121 45,576,223
Parker-Hannifin Corp. ...................... 25,886 22,305,966
Pentair PLC ............................ 369,182 38,852,714
Xylem, Inc. ............................. 249,784 35,137,115
294,807,899
a
Media  —  0 .1%
Comcast Corp. , Class A .................... 502,244 13,404,892
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 349,629 31,721,839
Nucor Corp. ............................ 93,976 14,988,232
Steel Dynamics, Inc. ....................... 88,237 14,808,816
61,518,887
a
Multi-Utilities  —  0 .7%
NiSource, Inc. ........................... 1,257,183 55,479,486
Public Service Enterprise Group, Inc. ........... 338,462 28,268,346
Sempra ............................... 297,875 28,214,720
111,962,552
a
Oil, Gas & Consumable Fuels  —  2 .8%
Cheniere Energy, Inc. ...................... 166,616 34,732,771
Chevron Corp. ........................... 112,937 17,068,169
ConocoPhillips .......................... 408,942 36,269,066
Diamondback Energy, Inc. ................... 157,390 24,016,140
EOG Resources, Inc. ...................... 205,018 22,111,191
EQT Corp. ............................. 378,989 23,065,271
Exxon Mobil Corp. ........................ 744,268 86,275,547
Kinder Morgan, Inc. ....................... 1,954,312 53,391,804
Occidental Petroleum Corp. .................. 406,976 17,092,992
ONEOK, Inc. ............................ 302,632 22,037,662
Phillips 66 .............................. 117,564 16,101,565
Targa Resources Corp. ..................... 106,144 18,608,105
Texas Pacific Land Corp. .................... 14,780 12,774,206
Valero Energy Corp. ....................... 93,304 16,492,415
Williams Companies, Inc. (The) ............... 537,664 32,759,868
432,796,772
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 270,341 17,328,858
a
Personal Care Products  —  0 .1%
Kenvue, Inc. ............................ 921,130 15,981,605
a
Security Shares Value
a
Pharmaceuticals  —  3 .0%
Bristol-Myers Squibb Co. .................... 357,688 $ 17,598,249
Eli Lilly & Co. ........................... 203,821 219,203,371
Johnson & Johnson ....................... 379,876 78,603,942
Merck & Co., Inc. ......................... 619,288 64,919,961
Pfizer, Inc. ............................. 573,815 14,769,998
Royalty Pharma PLC , Class A ................ 370,296 14,819,246
Zoetis, Inc. , Class A ....................... 346,715 44,441,929
454,356,696
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 255,844 65,316,973
Broadridge Financial Solutions, Inc. ............ 98,109 22,377,682
Jacobs Solutions, Inc. ...................... 251,042 33,842,972
Paychex, Inc. ........................... 125,096 13,971,972
135,509,599
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 220,106 35,619,754
a
Semiconductors & Semiconductor Equipment  —  14 .1%
Advanced Micro Devices, Inc.
(a)
............... 429,964 93,530,069
Analog Devices, Inc. ....................... 168,563 44,726,506
Applied Materials, Inc. ..................... 309,609 78,098,870
Broadcom, Inc. .......................... 1,158,909 466,993,971
First Solar, Inc.
(a) (b)
........................ 57,661 15,736,840
Intel Corp.
(a)
............................ 1,272,908 51,629,149
KLA Corp. .............................. 19,780 23,250,797
Lam Research Corp. ...................... 410,366 64,017,096
Marvell Technology, Inc. .................... 256,192 22,903,565
Micron Technology, Inc. ..................... 288,226 68,159,684
Monolithic Power Systems, Inc. ............... 15,764 14,631,672
NVIDIA Corp. ........................... 6,217,678 1,100,529,006
NXP Semiconductors N.V. ................... 130,976 25,532,461
QUALCOMM, Inc. ........................ 213,222 35,840,486
Texas Instruments, Inc. ..................... 232,462 39,116,381
2,144,696,553
a
Software  —  11 .0%
Adobe, Inc.
(a)
............................ 145,833 46,685,518
AppLovin Corp. , Class A
(a)
................... 53,565 32,111,146
Autodesk, Inc.
(a)
.......................... 134,372 40,760,402
Cadence Design Systems, Inc.
(a)
.............. 113,395 35,361,097
Crowdstrike Holdings, Inc. , Class A
(a)
............ 58,147 29,606,127
Datadog, Inc. , Class A
(a)
.................... 81,939 13,111,059
Dynatrace, Inc.
(a)
......................... 331,703 14,780,686
Fair Isaac Corp.
(a)
......................... 8,836 15,956,314
Fortinet, Inc.
(a)
........................... 214,444 17,397,842
HubSpot, Inc.
(a)
.......................... 36,689 13,476,603
Intuit, Inc. .............................. 98,910 62,716,853
Microsoft Corp. .......................... 1,788,259 879,841,311
Nutanix, Inc. , Class A
(a)
..................... 225,810 10,793,718
Oracle Corp. ............................ 444,945 89,856,643
Palantir Technologies, Inc. , Class A
(a)
........... 535,633 90,227,379
Palo Alto Networks, Inc.
(a)
................... 268,276 51,007,316
PTC, Inc.
(a)
............................. 84,371 14,801,205
Salesforce, Inc. .......................... 258,699 59,640,467
ServiceNow, Inc.
(a)
........................ 79,082 64,247,008
Strategy, Inc. , Class A
(a) (b)
................... 66,049 11,702,562
Synopsys, Inc.
(a)
......................... 81,928 34,246,723
Tyler Technologies, Inc.
(a)
................... 33,328 15,651,495
Workday, Inc. , Class A
(a)
.................... 70,110 15,117,118
Zscaler, Inc.
(a)
........................... 48,216 12,126,324
1,671,222,916
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 270,327 $ 49,002,176
Crown Castle, Inc. ........................ 356,733 32,562,588
Digital Realty Trust, Inc. .................... 212,693 34,056,403
Equinix, Inc. ............................ 62,402 47,008,051
Iron Mountain, Inc. ........................ 142,543 12,308,588
SBA Communications Corp. , Class A ............ 76,049 14,774,039
189,711,845
a
Specialty Retail  —  2 .0%
Best Buy Co., Inc. ........................ 193,179 15,315,231
Carvana Co. , Class A
(a)
..................... 50,483 18,905,884
Home Depot, Inc. (The) .................... 316,752 113,055,124
Lowe's Companies, Inc. .................... 200,553 48,630,091
O'Reilly Automotive, Inc.
(a)
................... 170,065 17,295,610
TJX Companies, Inc. (The) .................. 174,951 26,578,556
Tractor Supply Co. ........................ 510,059 27,941,032
Ulta Beauty, Inc.
(a)
........................ 28,937 15,592,124
Williams-Sonoma, Inc. ..................... 100,780 18,141,408
301,455,060
a
Technology Hardware, Storage & Peripherals  —  7 .6%
Apple, Inc. ............................. 3,727,774 1,039,489,780
Dell Technologies, Inc. , Class C ............... 104,373 13,918,139
Hewlett Packard Enterprise Co. ............... 842,480 18,425,038
NetApp, Inc. ............................ 183,507 20,472,041
Pure Storage, Inc. , Class A
(a)
................. 174,938 15,562,484
Seagate Technology Holdings PLC ............. 74,727 20,676,214
Western Digital Corp. ...................... 184,699 30,166,888
1,158,710,584
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 175,786 15,474,442
Tapestry, Inc. ............................ 141,797 15,495,576
30,970,018
a
Security Shares Value
a
Trading Companies & Distributors  —  0 .4%
Ferguson Enterprises, Inc. ................... 59,181 $ 14,894,082
United Rentals, Inc. ....................... 16,088 13,114,616
WW Grainger, Inc. ........................ 42,743 40,547,292
68,555,990
a
Water Utilities  —  0 .1%
Essential Utilities, Inc. ...................... 341,547 13,521,846
a
Total Long-Term Investments — 99.8%
(Cost: $ 11,232,937,894 ) .............................. 15,202,648,785
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(c) (d) (e)
...................... 42,852,537 42,873,963
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(c) (d)
............................ 18,189,421 18,189,421
a
Total Short-Term Securities — 0.4%
(Cost: $ 61,052,028 ) ................................. 61,063,384
Total Investments — 100.2%
(Cost: $ 11,293,989,922 ) .............................. 15,263,712,169
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (29,637,670)
Net Assets — 100.0% ................................. $ 15,234,074,499
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 66,040,594  $ —  $ (23,159,816)
(a)
$ (4,746) $ (2,069) $ 42,873,963  42,852,537  $ 37,056
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 23,405,195  —  (5,215,774)
(a)
—  —  18,189,421  18,189,421  315,278  —
BlackRock, Inc. .... 20,595,102  907,735  (3,128,555) 84,935  (1,623,869) 16,835,348  16,075  95,103  —
$ 80,189  $ (1,625,938)
$ 77,898,732
$ 447,437  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 87 12/19/25 $ 29,839 $ 955,391
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,202,648,785 $ — $ — $ 15,202,648,785
Short-Term Securities
Money Market Funds ...................................... 61,063,384 — — 61,063,384
$ 15,263,712,169 $ — $ — $ 15,263,712,169
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 955,391 $ — $ — $ 955,391
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust